Right-of-use assets	12 Months Ended
Dec. 31, 2024
Operating Lease and Financing Lease, Right Of Use Assets [Abstract]
Right-of-use assets	Right-of-use assets:

December 31, 2024	Cost	Accumulated amortization	Net book value
Vessel operating leases	$112.5	$(57.3)	$55.2
Other operating leases	9.5	(9.1)	0.4
Vessel finance leases	435.2	(10.5)	424.7
Right-of-use assets	$557.2	$(76.9)	$480.3

December 31, 2023	Cost	Accumulated amortization	Net book value
Vessel operating leases	$740.8	$(376.4)	$364.4
Other operating leases	9.5	(7.7)	1.8
Vessel finance leases	69.1	(0.5)	68.6
Right-of-use assets	$819.4	$(384.6)	$434.8

Finance leases relate to purchase options exercised by the Company under existing lease financing arrangements at pre-determined purchase prices. During the year ended December 31, 2024, the Company exercised purchase options for seven vessels (2023 - one) with an aggregate purchase price of $387,400,000 (2023 - $61,600,000). As at December 31, 2024, the purchase of these vessels is expected to complete during 2025.
During the year ended December 31, 2024, the amortization in right-of-use assets was $48,200,000 (2023 - $92,100,000; 2022 - $98,100,000, respectively).